Consolidated Statements of Comprehensive Loss (Parentheticals)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Supplemental Income Statement Elements [Abstract]
Fair value changes of financial liabilities due to instrument-specific credit risk, net of income taxes
Reclassification adjustment for gain on financial liabilities in net income, net of income taxes
Foreign currency translation adjustment for parent company, net of income taxes